Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying amount	$ 685,864	$ 685,864
Accumulated Amortization	43,311	43,311
Net	572,320	$ 673,429	$ 0
Weighted Average Life		9 years 3 months 25 days
Weighted Average Life		P9Y3M25D
Trade Name [Member]
Gross Carrying amount	70,233	$ 70,233
Accumulated Amortization	0	0
Net	$ 70,233	$ 70,233
Weighted Average Life	Indefinite	Indefinite
Customer Relationships [Member]
Gross Carrying amount	$ 412,860	$ 412,860
Accumulated Amortization	28,957	28,957
Net	$ 383,903	$ 383,903
Weighted Average Life	14 years	14 years 8 months 12 days
Intellectual Property [Member]
Gross Carrying amount	$ 202,771	$ 202,771
Accumulated Amortization	14,354	(4,140)
Net	$ 188,417	$ 198,631
Weighted Average Life	14 years	14 years 8 months 12 days